Item 1. Schedule of Investments:
--------------------------------
Putnam Arizona Tax Exempt Income Fund


QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Arizona Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  CLI Insd. -- Connie Lee Insurance Insured
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FHA Insd. -- Federal Housing Administration Insured
  FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
  FNMA Coll. -- Federal National Mortgage Association Collateralized
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  MBIA -- MBIA Insurance Company
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (97.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
Arizona (92.4%)
-----------------------------------------------------------------------------------------------------------
       $750,000  Apache Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Tucson Elec. Pwr.
                 Co.), Ser. A, 5.85s, 3/1/28                                      Ba3              $750,210
      1,500,000  AZ Agricultural Impt. & Pwr. Dist.
                 Elect. Syst. Rev. Bonds (Salt River),
                 Ser. B, 5s, 1/1/22                                               Aa2             1,571,250
                 AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network)
      1,000,000  7s, 12/1/25                                                      BBB             1,083,750
        400,000  6 7/8s, 12/1/20                                                  BBB               437,500
                 AZ School Fac. Board Rev. Bonds (State
                 School Impt.)
      1,000,000  5 1/4s, 7/1/20                                                   Aaa             1,085,000
      1,050,000  5 1/4s, 7/1/14                                                   Aaa             1,174,688
        500,000  AZ State Hlth. Fac. Auth. Rev. Bonds
                 (Bethesda Foundation), Ser. A, 6.4s,
                 8/15/27                                                          BB-/P             488,750
                 AZ State U. COP
      1,000,000  (AZ State U. Project-2002), MBIA, 5.1s,
                 7/1/25                                                           Aaa             1,035,000
      1,000,000  (Research Infrastructure), AMBAC, 5s,
                 9/1/30                                                           Aaa             1,020,000
        500,000  AZ State U. Rev. Bonds, FGIC, 5 7/8s,
                 7/1/25                                                           Aaa               556,250
      1,500,000  AZ Student Loan Acquisition Auth. Rev.
                 Bonds, Ser. B, 6.6s, 5/1/10                                      Aa1             1,537,800
      1,000,000  AZ Tourism & Sports Auth. Tax Rev. Bonds
                 (Multi-Purpose Stadium Fac.), Ser. A,
                 MBIA, 5 3/8s, 7/1/19                                             Aaa             1,108,750
      1,750,000  AZ Wtr. Infrastructure Fin. Auth. Rev.
                 Bonds (Wtr. Quality), Ser. A, 5s,
                 10/1/22                                                          Aaa             1,848,438
        150,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 1/4s, 12/1/19                                                    B-/P              155,625
      1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                           Aaa             1,839,688
      1,100,000  Chandler, St. & Hwy. User Rev. Bonds,
                 MBIA, 8s, 7/1/11                                                 Aaa             1,414,875
      2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC,
                 8s, 7/1/14                                                       Aaa             2,872,938
                 Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds
      2,125,000  (Sierra Vista Cmnty. Hosp.), Ser. C, 8
                 1/4s, 12/1/14                                                    AAA             2,219,839
        495,000  (Sierra Vista Regl. Hlth. Ctr.), Ser. A,
                 6.2s, 12/1/21                                                    BB+/P             500,569
      1,000,000  Glendale, Dev. Auth. Edl. Fac. Rev.
                 Bonds (American Graduate School Intl.),
                 CLI Insd., U.S. Govt. Coll., 7 1/8s,
                 7/1/20                                                           AAA             1,057,240
      1,500,000  Glendale, Indl. Dev. Auth. Hosp. Rev.
                 Bonds (Midwestern U.), Ser. A, 5 7/8s,
                 5/15/31                                                          A-              1,575,000
      1,250,000  Glendale, Wtr. & Swr. Rev. Bonds, FGIC,
                 5 3/4s, 7/1/10                                                   Aaa             1,437,500
      1,000,000  Greenlee Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Phelps Dodge Corp.),
                 5.45s, 6/1/09                                                    Baa3            1,017,500
        500,000  Maricopa Cnty., Hosp. Rev. Bonds (Sun
                 Hlth. Corp.), 6 1/8s, 4/1/18                                     Baa1              522,500
      3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp.
                 Fac. Rev. Bonds (Samaritan Hlth. Svcs.),
                 Ser. A, MBIA, 7s, 12/1/16                                        Aaa             4,405,625
                 Maricopa Cnty., Indl. Dev. Auth.
                 Multi-Fam. Hsg. Rev. Bonds
      2,670,000  (Laguna Point Apt.), 6 3/4s, 7/1/19                              A               2,736,937
      1,000,000  (Villas at Augusta), GNMA Coll., 5.95s,
                 10/20/40                                                         Aaa             1,061,250
      1,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                 (Public Service Co. NM), Ser. A, 6.3s,
                 12/1/26                                                          Baa2            1,041,250
      1,000,000  Maricopa Cnty., Pub. Fin. Corp. Rev.
                 Bonds, AMBAC, 5 1/2s, 7/1/14                                     Aaa             1,126,250
                 Maricopa Cnty., School Dist. G.O. Bonds
      2,000,000  (No. 69 Paradise Valley-Project of
                 1994), Ser. B, MBIA, 7s, 7/1/12                                  Aaa             2,497,500
      1,500,000  (No. 69 Paradise Valley), MBIA, 6.35s,
                 7/1/10                                                           Aaa             1,773,750
      1,500,000  (No. 69 Paradise Valley-Project of
                 1994), Ser. C, FSA, 6 1/4s, 7/1/14                               Aaa             1,824,375
        305,000  (No. 41 Gilbert), FSA, 5.8s, 7/1/14                              Aaa               359,900
        175,000  (No. 006 WA Elementary 2004 School
                 Impt.) Ser. A, FSA, 5s, 7/1/17                                   Aaa               196,438
        320,000  (No. 006 WA Elementary 2004 School
                 Impt.), FSA, 5s, 7/1/17                                          Aaa               344,400
        505,000  (No. 006 WA Elementary 2004 School
                 Impt.), FSA, 5s, 7/1/17 (Prerefunded)                            Aaa               566,863
        665,000  (No. 11 Peoria Unified 2003 School
                 Impt.), FGIC, 5s, 7/1/09                                         Aaa               734,825
         20,000  (No. 11 Peoria Unified 2003 School
                 Impt.), FGIC, 5s, 7/1/09 (Prerefunded)                           Aaa                22,175
                 Maricopa Cnty., Unified School Dist.
                 G.O. Bonds
      1,000,000  (No. 89 School Impt. 2002), Ser. B, FSA,
                 5s, 7/1/23                                                       AAA             1,043,750
        315,000  (No. 11-Peoria Unified School Impt.),
                 FGIC, U.S. Govt. Coll., 5s, 7/1/09                               Aaa               349,256
      1,500,000  Mesa, Indl. Dev. Auth. Rev. Bonds
                 (Discovery Hlth. Syst.), Ser. A, MBIA, 5
                 3/4s, 1/1/25                                                     Aaa             1,618,125
                 Mesa, Util. Syst. Rev. Bonds, FGIC
      1,000,000  7 1/4s, 7/1/12                                                   Aaa             1,266,250
      1,000,000  5 1/4s, 7/1/17                                                   Aaa             1,132,500
      2,000,000  Mohave Cnty., COP (Mohave Administration
                 Bldg.), AMBAC, 5 1/4s, 7/1/19                                    Aaa             2,210,000
      1,380,000  Mohave Cnty., Indl. Dev. Auth.
                 Multi-Fam. Mtge. Rev. Bonds (Copper
                 Ridge Apts.), FHA Insd., 7 3/8s, 4/1/32                          AAA             1,390,861
                 Northern AZ U. Rev. Bonds, FGIC
      1,725,000  6 1/2s, 6/1/09                                                   Aaa             2,018,250
      1,000,000  5s, 6/1/34                                                       Aaa             1,015,000
      1,195,000  Oro Valley, Muni. Property Corp. Rev.
                 Bonds (Sr. Lien Wtr.), MBIA, 5s, 7/1/23                          Aaa             1,247,281
                 Phoenix, Civic Impt. Corp. Arpt. Rev.
                 Bonds
      1,000,000  (Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19                         Aaa             1,102,500
      1,970,000  (PA 405C), FSA, 5 1/4s, 7/1/14                                   AAA/P           2,130,063
      1,620,000  (PA 405B), FSA, 5 1/4s, 7/1/13                                   AAA/P           1,757,700
      2,010,000  (PA 405A), FSA, 5 1/4s, 7/1/11                                   AAA/P           2,195,925
      1,000,000  Phoenix, Civic Impt. Corp. Excise Tax
                 Rev. Bonds (Sr. Lien-Muni. Courthouse
                 Project), Ser. A, 5 1/4s, 7/1/24                                 AAA             1,052,500
      1,000,000  Phoenix, Civic Impt. Corp. Wastewater
                 Syst. Rev. Bonds, FGIC, 6s, 7/1/24                               Aaa             1,176,250
                 Phoenix, Civic Impt. Corp. Wtr. Syst.
                 Rev. Bonds, FGIC
      1,200,000  5 1/2s, 7/1/23                                                   Aaa             1,383,000
      1,335,000  5 1/2s, 7/1/21                                                   Aaa             1,545,263
                 Phoenix, G.O. Bonds
      1,000,000  6s, 7/1/10                                                       Aa1             1,057,470
      1,000,000  5 3/8s, 7/1/25                                                   Aa1             1,062,500
      1,000,000  5 1/4s, 7/1/22                                                   Aa1             1,063,750
      1,500,000  Ser. B, 5s, 7/1/27                                               Aa1             1,526,250
      1,600,000  Phoenix, Hsg. Mtge. Fin. Corp. Mtge.
                 Rev. Bonds (Section 8 Assistance
                 Project), Ser. A, FHA Insd., MBIA, 6.9s,
                 1/1/23                                                           Aaa             1,620,000
      1,000,000  Phoenix, Indl. Dev. Auth. Govt. Office
                 Lease Rev. Bonds (Capitol Mall, LLC II),
                 AMBAC, 5s, 9/15/28                                               Aaa             1,018,750
      3,400,000  Phoenix, Indl. Dev. Auth. VRDN (Valley
                 of the Sun YMCA), 1.35s, 1/1/31                                  A-1+            3,400,000
        485,000  Pima Cnty., Indl Dev. Auth. Single Fam.
                 Mtge. Rev. Bonds, FHLMC Coll., FNMA
                 Coll., GNMA Coll., 6.95s, 11/1/23                                AAA               493,982
      1,000,000  Pima Cnty., Unified School Dist. G.O.
                 Bonds (No. 1 Tucson), FGIC, 7 1/2s,
                 7/1/08                                                           Aaa             1,182,500
      1,500,000  Scottsdale, G.O. Bonds (Projects 1999 &
                 2000), 5s, 7/1/24                                                Aaa             1,543,125
                 Scottsdale, Indl. Dev. Auth. Hosp. Rev.
                 Bonds
      1,000,000  (Scottsdale Memorial Hosp.), Ser. A,
                 AMBAC, 6 1/8s, 9/1/17                                            Aaa             1,112,500
        500,000  (Scottsdale Hlth. Care), 5.8s, 12/1/31                           A3                513,750
      1,000,000  (Scottsdale Hlth. Care), 5.7s, 12/1/21                           A3              1,043,750
        700,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village 1st. Mtge.), Ser.
                 A, U.S. Govt. Coll., 8 1/4s, 6/1/15                              AAA/P             748,671
      1,500,000  Scottsdale, Muni. Property Corp. Excise
                 Tax Rev. Bonds, 5 1/2s, 7/1/12                                   Aa1             1,736,250
      1,210,000  Snowflake, Excise Tax Rev. Bonds, 5s,
                 7/1/18                                                           BBB+            1,237,220
                 South Campus Group, LLC Student Hsg.
                 Rev. Bonds (Arizona State U. South
                 Campus), MBIA
      1,250,000  5 5/8s, 9/1/28                                                   Aaa             1,362,500
        640,000  5 5/8s, 9/1/23                                                   Aaa               713,600
        200,000  Tempe, Indl. Dev. Auth. Sr. Living Rev.
                 Bonds (Friendship Village), Ser. A, 5
                 3/8s, 12/1/13                                                    BB-               202,000
      1,000,000  Tucson, Indl. Dev. Auth. Sr. Living Fac.
                 Rev. Bonds (Christian Care), Ser. A, 6s,
                 7/1/30                                                           AA              1,082,500
      2,000,000  U. of AZ COP (U. of AZ Parking & Student
                 Hsg.), AMBAC, 5 3/4s, 6/1/24                                     Aaa             2,205,000
      1,500,000  U. of AZ Rev. Bonds, FSA, 5 1/4s, 6/1/08                         Aaa             1,653,750
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
                 6s, 8/1/33                                                       Baa2            1,021,250
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Solid
                 Waste Disposal Rev. Bonds (Waste
                 Management, Inc.), 4 5/8s, 6/1/27                                BBB             1,014,200
                                                                                              -------------
                                                                                                102,251,940
Puerto Rico (4.9%)
-----------------------------------------------------------------------------------------------------------
        500,000  Cmnwlth. of PR, G.O. Bonds, Ser. A,
                 MBIA, 5 1/2s, 7/1/29                                             AAA               574,375
      2,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O.
                 Bonds, Ser. A, FSA, 5 1/2s, 8/1/23                               Aaa             2,180,000
      1,435,000  PR Elec. Pwr. Auth. Rev. Bonds, MBIA,
                 5s, 7/1/23                                                       Aaa             1,569,531
      1,000,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,071,250
                                                                                              -------------
                                                                                                  5,395,156
Virgin Islands (0.6%)
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        845,000  VI Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 5s, 5/15/31                                               Baa3              711,913
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $101,588,012)(b)                                      $108,359,009
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $110,703,452.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $101,588,012, resulting in gross unrealized appreciation and depreciation of $7,100,390 and $329,393, respectively, or net unrealized appreciation of $6,770,997.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Health care    14.5%
      Education      12.3
      Water & sewer  10.4

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA           18.9%
      FGIC           17.7
      FSA            12.9

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004